SHARE CAPITAL (Summary of Options Outstanding and Exercisable) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	331,660
Weighted average remaining contractual life	2 years 1 month 13 days
Weighted average exercise price	$ 4.03
Aggregate intrinsic value | $	$ 321,158
Options exercisable | shares	236,277
Weighted average exercise price	$ 3.67
Weighted average remaining contractual life	2 years 3 months 14 days
Aggregate intrinsic value | $	$ 286,381
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0.00
Range of exercise price, upper limit	$ 0.85
Options outstanding | shares	77,512
Weighted average remaining contractual life	4 years 3 months 11 days
Weighted average exercise price	$ 0.69
Aggregate intrinsic value | $	$ 249,217
Options exercisable | shares	77,512
Weighted average exercise price	$ 0.69
Weighted average remaining contractual life	4 years 3 months 11 days
Aggregate intrinsic value | $	$ 249,217
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 3.00
Range of exercise price, upper limit	$ 5.00
Options outstanding | shares	198,148
Weighted average remaining contractual life	1 year 3 months 25 days
Weighted average exercise price	$ 4.00
Aggregate intrinsic value | $	$ 71,941
Options exercisable | shares	124,265
Weighted average exercise price	$ 4.12
Weighted average remaining contractual life	1 year 1 month 24 days
Aggregate intrinsic value | $	$ 37,164
Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 7.00
Range of exercise price, upper limit	$ 10.00
Options outstanding | shares	56,000
Weighted average remaining contractual life	1 year 11 months 23 days
Weighted average exercise price	$ 8.75
Aggregate intrinsic value | $	$ 0
Options exercisable | shares	34,500
Weighted average exercise price	$ 8.75
Weighted average remaining contractual life	1 year 10 months 24 days
Aggregate intrinsic value | $	$ 0